Trade and Other payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Trade And Other Payables And Other Current Liabilities [Abstract]
Schedule of trade and other payables and other current liabilities
	As at June 30, 2021	As at December 31, 2020
Trade accounts payable – third parties	$2,396,957	$1,366,482
Accrued salaries and bonus	547,114	140,321
Accrued customer claims, cash loss and shortage, others**	105,935	33,608
Trade and other payables	$3,050,006	$1,540,411

Output VAT	$134,296	$114,877
Accrued Expenses	575,935	375,815
Payroll Payable	359,222	560,051
Other Payables	279,974	198,363
Other current liabilities	$1,349,427	$1,249,106